S-K 1604(b)(4) De-SPAC Prospectus Summary, Compensation	Jul. 27, 2026
De-SPAC, Compensation, Prospectus Summary [Line Items]
De-SPAC, Compensation, Prospectus Summary, Terms [Text Block]
Our Sponsor
Our sponsor is a Cayman Islands limited liability company, which was formed to invest in us. Although our sponsor is permitted to undertake any activities permitted under its limited liability company
agreement and the Limited Liabilities Companies Act, as revised, and other applicable law, our sponsor’s business is focused on investing in our company. The manager of the sponsor is Bet on America II HoldCo LLC, a Cayman Islands limited liability company, that Benjamin A. Friedman, our Chief Executive Officer, Chief Financial Officer and a member of our board of directors, controls. In this capacity, Mr. Friedman controls the management of our sponsor, including the exercise of voting and investment discretion over the securities of our company held by our sponsor. The sponsor non-managing
members have expressed an interest to purchase
non-managing
membership interests in our sponsor, reflecting interests in an aggregate of
100
,000 of the 201,500 private placement units to be purchased by our sponsor at a price of $10.00 per private placement unit ($
1,000
,000 in the aggregate), in private placements that will close simultaneously with the closing of this offering. Subject to the sponsor non-managing members purchasing, through the sponsor, the private placement units allocated to them simultaneously with the closing of this offering, the sponsor will issue membership interests at a nominal purchase price to the sponsor non-managing members reflecting their interest in an aggregate of 1,
818
,
179
 founder shares held by the sponsor. In addition, subject to the consummation of the Private Placement, our sponsor will distribute 363,636 founder shares for a nominal purchase price to the Private Placement Investor. The sponsor non-managing members will have no right to vote the founder shares, private placement units or securities underlying the private placement units that they hold indirectly through their membership interests in the sponsor. See “
Summary — The Offering —  Private placement units
.” Other than our management team, none of the other members of our sponsor will participate in our company’s activities. Because (i) none of the sponsor non-managing
members or our independent directors will hold voting interests in our sponsor nor have any rights to control our sponsor or to vote or dispose of any securities held by our sponsor, (ii) each of the sponsor non-managing
members is an institutional investor that is able to bear the complete risk of loss of the proposed investment in our sponsor, and (iii) no individual sponsor non-managing
member or independent director would indirectly own a significant percentage of any of the securities held by our sponsor, none of the sponsor non-managing
members or independent directors will have a direct or indirect material economic interest in our sponsor.
Certain of our officers and directors hold approximately
64
% of the outstanding Class A membership interests and approximately
5
0% of the outstanding Class B membership in our Sponsor. The remaining membership interests in the Sponsor are held by certain sponsor non-managing members, each of which owns less than 20% of the Class A outstanding membership interests or Class B outstanding membership interests in our Sponsor.